Goldman Sachs Core Bond ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – 37.9%
a
BANK , Series 2021-BN35, Class A5
$ 200,000 2.285%
06/15/64
(a)
$ 178,447
BANK5 , Series 2025-5YR14, Class A3
180,000 5.646
04/15/58
(a)
189,033
Benchmark Mortgage Trust , Series 2020-B22, Class ASB
96,000 1.731
01/15/54
(a)
91,030
Benchmark Mortgage Trust , Series 2021-B28, Class ASB
220,000 1.980
08/15/54
205,992
BSTN Commercial Mortgage Trust , Series 2025-1C, Class A
200,000 5.548
06/15/44
(b)(c)
207,126
BX Trust , Series 2024-BIO, Class A
(TSFR1M + 1.642%)
250,000 5.601
02/15/41
(b)(c)
249,375
Federal Home Loan Mortgage Corporation
482,253 2.000
05/01/51
396,644
236,669 5.500
11/01/53
240,310
229,612 6.000
07/01/54
235,833
Federal National Mortgage Association
234,984 3.000
02/01/52
211,741
500,000 2.000 TBA-30yr
(d)
407,063
1,250,000 2.500 TBA-30yr
(d)
1,064,031
250,000 3.000 TBA-30yr
(d)
222,043
250,000 3.500 TBA-30yr
(d)
231,244
250,000 4.000 TBA-30yr
(d)
238,170
1,000,000 5.000 TBA-30yr
(d)
998,231
1,250,000 5.500 TBA-30yr
(d)
1,266,062
250,000 6.500 TBA-30yr
(d)
258,953
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K547, Class A2
100,000 4.421
05/25/30
(a)(b)
101,771
Government National Mortgage Association
252,052 3.000
03/20/52
227,567
250,000 2.000 TBA-30yr
(d)
208,345
250,000 2.500 TBA-30yr
(d)
217,079
250,000 3.500 TBA-30yr
(d)
229,336
250,000 5.000 TBA-30yr
(d)
249,655
250,000 5.500 TBA-30yr
(d)
252,477
250,000 6.000 TBA-30yr
(d)
254,703
Hudson Yards Mortgage Trust , Series 2025-SPRL, Class A
100,000 5.649
01/13/40
(b)(c)
103,876
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $8,677,163)
8,736,137
a
U.S. Treasury Notes – 33.4%
U.S. Treasury Notes
890,000 4.500
(e)
04/15/27
900,882
1,657,000 1.250
(e)
04/30/28
1,571,690
1,724,000 1.000
(e)
07/31/28
1,615,442
150,000 3.500
(e)
11/30/30
(f)
149,332
1,905,000 1.250
(e)
08/15/31
1,668,214
170,000 3.750
(e)
11/30/32
(f)
169,635
1,596,000 4.250
(e)
11/15/34
1,632,409
TOTAL U.S. TREASURY NOTES
(Cost $7,627,485)
7,707,604
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 21.6%
Advertising – 0.1%
Lamar Media Corp.
$ 30,000 5.375%
11/01/33
(a)(c)
$ 30,085
Aerospace & Defense – 1.1%
Boeing Co. (The)
50,000 3.450
11/01/28
(a)
49,085
130,000 6.528
05/01/34
(a)
144,597
11,000 6.858
05/01/54
(a)
12,537
Hexcel Corp.
29,000 5.875
02/26/35
(a)
30,577
TransDigm, Inc.
20,000 6.375
05/31/33
(a)(c)
20,553
5,000 6.250
01/31/34
(a)(c)
5,193
262,542
Banks – 5.7%
Bank of America Corp.
(SOFR + 1.830%)
109,000 4.571
04/27/33
(a)(b)
109,479
(US 5 Year CMT T-Note +
1.200%)
64,000 2.482
09/21/36
(a)(b)
56,351
Bank of America Corp. , MTN
(SOFR + 1.330%)
63,000 2.972
02/04/33
(a)(b)
57,956
Capital One Financial Corp.
50,000 4.100
02/09/27
(a)
49,969
(SOFR + 1.990%)
38,000 5.884
07/26/35
(a)(b)
40,139
(SOFR + 2.036%)
34,000 6.183
01/30/36
(a)(b)
35,674
Citigroup, Inc.
(SOFR + 1.422%)
51,000 2.976
11/05/30
(a)(b)
48,671
(SOFR + 2.338%)
30,000 6.270
11/17/33
(a)(b)
32,872
(US 5 Year CMT T-Note +
1.730%)
39,000 5.411
09/19/39
(a)(b)
39,402
Citigroup, Inc. , Series X
(US 5 Year CMT T-Note +
3.417%)
20,000 3.875
05/18/74
(a)(b)
19,907
Citizens Financial Group, Inc.
(SOFR + 2.010%)
19,000 5.841
01/23/30
(a)(b)
19,795
11,000 3.250
04/30/30
(a)
10,483
Fifth Third Bank NA
200,000 3.850
03/15/26
(a)
199,583
First Horizon Corp.
(SOFR + 1.766%)
49,000 5.514
03/07/31
(a)(b)
50,806
Huntington Bancshares, Inc.
(US 5 Year CMT T-Note +
1.700%)
29,000 6.141
11/18/39
(a)(b)
30,180
JPMorgan Chase & Co.
(SOFR + 1.680%)
33,000 5.572
04/22/36
(a)(b)
35,078

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.190%)
$ 10,000 4.810%
10/22/36
(a)(b)
$ 10,059
(TSFR3M + 1.622%)
69,000 3.882
07/24/38
(a)(b)
62,789
M&T Bank Corp.
(SOFR + 1.850%)
18,000 5.053
01/27/34
(a)(b)
18,164
M&T Bank Corp. , MTN
(SOFR + 1.610%)
75,000 5.385
01/16/36
(a)(b)
76,465
Morgan Stanley
(SOFR + 1.730%)
44,000 5.466
01/18/35
(a)(b)
46,093
(SOFR + 1.360%)
71,000 2.484
09/16/36
(a)(b)
62,550
Morgan Stanley , Series I
(SOFR + 1.314%)
43,000 4.892
10/22/36
(a)(b)
43,152
Regions Financial Corp.
(SOFR + 1.490%)
20,000 5.722
06/06/30
(a)(b)
20,831
State Street Corp.
(US 5 Year CMT T-Note +
2.135%)
12,000 6.450
06/15/74
(a)(b)
12,426
Truist Financial Corp. , MTN
(SOFR + 1.620%)
44,000 5.435
01/24/30
(a)(b)
45,686
(SOFR + 1.922%)
20,000 5.711
01/24/35
(a)(b)
21,139
Wells Fargo & Co. , MTN
(TSFR3M + 1.572%)
50,000 3.584
05/22/28
(a)(b)
49,624
1,305,323
Basic Industry – 0.1%
Qnity Electronics, Inc.
5,000 6.250
08/15/33
(a)(c)
5,187
Solstice Advanced Materials, Inc.
5,000 5.625
09/30/33
(a)(c)
5,031
10,218
Brokerage – 0.2%
Jane Street Group / JSG Finance, Inc.
40,000 6.750
05/01/33
(a)(c)
41,796
Building Materials – 0.6%
AECOM
31,000 6.000
08/01/33
(a)(c)
31,837
Builders FirstSource, Inc.
11,000 4.250
02/01/32
(a)(c)
10,467
20,000 6.750
05/15/35
(a)(c)
21,123
Ferguson Enterprises, Inc.
8,000 4.350
03/15/31
(a)
7,992
QXO Building Products, Inc.
29,000 6.750
04/30/32
(a)(c)
30,362
Standard Building Solutions, Inc.
39,000 6.250
08/01/33
(a)(c)
40,023
141,804
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – 0.3%
Atkore, Inc.
$ 22,000 4.250%
06/01/31
(a)(c)
$ 21,194
CACI International, Inc.
20,000 6.375
06/15/33
(a)(c)
20,852
Carlisle Cos., Inc.
5,000 5.550
09/15/40
(a)
5,080
General Electric Co. , MTN
24,000 5.875
01/14/38
26,371
73,497
Communications – 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital
31,000 3.750
02/15/28
(a)
30,513
News Corp.
38,000 3.875
05/15/29
(a)(c)
36,683
67,196
Consumer Cyclical – 1.9%
Acushnet Co.
10,000 5.625
12/01/33
(a)(c)
10,078
AutoNation, Inc.
37,000 5.890
03/15/35
(a)
38,587
Carnival Corp.
20,000 5.875
06/15/31
(a)(c)
20,604
11,000 6.125
02/15/33
(a)(c)
11,320
Choice Hotels International, Inc.
82,000 3.700
01/15/31
(a)
77,580
Cinemark USA, Inc.
19,000 7.000
08/01/32
(a)(c)
19,828
Dollar General Corp.
10,000 3.500
04/03/30
(a)
9,671
General Motors Financial Co., Inc.
6,000 5.800
01/07/29
(a)
6,259
Global Payments, Inc.
40,000 5.550
11/15/35
(a)
39,960
Hyatt Hotels Corp.
27,000 5.500
06/30/34
(a)
27,901
Marriott International, Inc. , Series HH
33,000 2.850
04/15/31
(a)
30,624
RHP Hotel Properties LP / RHP Finance Corp.
20,000 6.500
06/15/33
(a)(c)
20,803
Royal Caribbean Cruises Ltd.
29,000 6.250
03/15/32
(a)(c)
29,986
25,000 6.000
02/01/33
(a)(c)
25,744
Travel + Leisure Co.
26,000 6.125
09/01/33
(a)(c)
26,419
Viking Cruises Ltd.
30,000 5.875
10/15/33
(a)(c)
30,513
425,877
Consumer Noncyclical – 0.7%
Amneal Pharmaceuticals LLC
13,000 6.875
08/01/32
(a)(c)
13,762
Laboratory Corp. of America Holdings
12,000 2.700
06/01/31
(a)
11,030
33,000 4.550
04/01/32
(a)
33,107
Revvity, Inc.
50,000 3.300
09/15/29
(a)
48,252
10,000 2.550
03/15/31
(a)
9,049

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Royalty Pharma PLC
$ 41,000 5.400%
09/02/34
(a)
$ 42,162
11,000 5.200
09/25/35
(a)
11,126
168,488
Distributors – 0.2%
Hyundai Capital America
44,000 5.600
03/30/28
(a)(c)
45,297
Electric – 1.0%
DTE Energy Co.
59,000 4.875
06/01/28
(a)
60,057
NextEra Energy Capital Holdings, Inc.
41,000 1.900
06/15/28
(a)
38,982
8,000 5.050
03/15/30
(a)
8,268
Pacific Gas and Electric Co.
50,000 2.950
03/01/26
(a)
49,778
39,000 2.100
08/01/27
(a)
37,630
7,000 5.900
06/15/32
(a)
7,357
Vistra Operations Co. LLC
32,000 4.300
07/15/29
(a)(c)
31,804
233,876
Energy – 0.9%
Chord Energy Corp.
25,000 6.000
10/01/30
(a)(c)
25,208
DBR Land Holdings LLC
15,000 6.250
12/01/30
(a)(c)
15,206
Howard Midstream Energy Partners LLC
10,000 6.625
01/15/34
(a)(c)
10,262
Kinder Morgan Energy Partners LP
20,000 6.550
09/15/40
21,906
Kodiak Gas Services LLC
10,000 6.500
10/01/33
(a)(c)
10,200
5,000 6.750
10/01/35
(a)(c)
5,137
Occidental Petroleum Corp.
17,000 7.875
09/15/31
19,550
27,000 5.375
01/01/32
(a)
27,651
32,000 5.550
10/01/34
(a)
32,638
Sunoco LP
25,000 5.875
03/15/34
(a)(c)
25,106
Sunoco LP / Sunoco Finance Corp.
14,000 4.500
05/15/29
(a)
13,715
USA Compression Partners LP / USA Compression Finance Corp.
10,000 6.250
10/01/33
(a)(c)
10,098
216,677
Financial Company – 0.5%
Ally Financial, Inc.
(SOFRINDX + 1.960%)
30,000 5.737
05/15/29
(a)(b)
30,684
Apollo Debt Solutions BDC
39,000 6.550
03/15/32
(a)(c)
40,542
Aviation Capital Group LLC
20,000 5.375
07/15/29
(a)(c)
20,530
Blackstone Secured Lending Fund
20,000 5.300
06/30/30
(a)
20,063
111,819
Food and Beverage – 0.9%
Constellation Brands, Inc.
36,000 4.800
05/01/30
(a)
36,658
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
J M Smucker Co. (The)
$ 7,000 2.125%
03/15/32
(a)
$ 6,056
Mars, Inc.
131,000 5.000
03/01/32
(a)(c)
135,343
28,000 5.200
03/01/35
(a)(c)
28,956
207,013
Healthcare – 1.4%
Cigna Group (The)
25,000 4.900
12/15/48
(a)
22,695
CVS Health Corp.
12,000 5.450
09/15/35
(a)
12,378
49,000 4.780
03/25/38
(a)
46,622
HCA, Inc.
101,000 3.500
09/01/30
(a)
97,338
47,000 5.500
06/01/33
(a)
49,311
Solventum Corp.
28,000 5.400
03/01/29
(a)
28,958
30,000 5.600
03/23/34
(a)
31,362
UnitedHealth Group, Inc.
43,000 3.050
05/15/41
(a)
33,059
2,000 5.625
07/15/54
(a)
2,003
323,726
Media Non Cable – 0.2%
Graham Holdings Co.
35,000 5.625
12/01/33
(a)(c)
35,052
Metals – 0.1%
Commercial Metals Co.
20,000 5.750
11/15/33
(a)(c)
20,445
10,000 6.000
12/15/35
(a)(c)
10,181
30,626
Metals and Mining – 0.0%
Carpenter Technology Corp.
10,000 5.625
03/01/34
(a)(c)
10,167
REITs and Real Estate – 1.3%
American Homes 4 Rent LP
40,000 4.950
06/15/30
(a)
40,873
CBRE Services, Inc.
19,000 5.500
04/01/29
(a)
19,721
Cousins Properties LP
36,000 5.250
07/15/30
(a)
36,885
34,000 5.875
10/01/34
(a)
35,531
Essex Portfolio LP
30,000 3.000
01/15/30
(a)
28,539
Highwoods Realty LP
34,000 7.650
02/01/34
(a)
38,826
Host Hotels & Resorts LP
26,000 5.700
06/15/32
(a)
27,119
Kilroy Realty LP
29,000 6.250
01/15/36
(a)
30,154
Starwood Property Trust, Inc.
20,000 5.250
10/15/28
(a)(c)
20,147
15,000 5.750
01/15/31
(a)(c)
15,268
293,063
Revenue – 1.0%
Adventist Health System , Series 2025
70,000 4.742
12/01/30
(a)
70,811

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Revenue – (continued)
Ascension Health , Series 2025
$ 25,000 4.923%
11/15/35
(a)
$ 25,399
CommonSpirit Health
25,000 4.352
09/01/30
(a)
25,036
35,000 4.975
09/01/35
(a)
34,995
Cornell University , Series 2025
45,000 4.733
06/15/35
(a)
45,689
PeaceHealth Obligated Group
20,000 4.335
11/15/28
(a)
20,137
222,067
Software – 1.0%
Fair Isaac Corp.
31,000 6.000
05/15/33
(a)(c)
31,917
MSCI, Inc.
50,000 3.625
11/01/31
(a)(c)
47,142
Oracle Corp.
29,000 5.250
02/03/32
(a)
29,286
35,000 4.800
09/26/32
(a)
34,410
40,000 5.200
09/26/35
(a)
39,206
43,000 4.000
11/15/47
(a)
31,368
Paychex, Inc.
20,000 5.350
04/15/32
(a)
20,802
234,131
Technology – 1.7%
Alphabet, Inc.
100,000 4.100
11/15/30
(a)
100,921
AppLovin Corp.
39,000 5.500
12/01/34
(a)
40,343
Block, Inc.
32,000 6.500
05/15/32
(a)
33,459
10,000 6.000
08/15/33
(a)(c)
10,279
Broadcom, Inc.
10,000 5.200
07/15/35
(a)
10,421
32,000 3.187
11/15/36
(a)(c)
27,631
Intel Corp.
2,000 3.050
08/12/51
(a)
1,262
Match Group Holdings II LLC
30,000 6.125
09/15/33
(a)(c)
30,398
Meta Platforms, Inc.
50,000 4.200
11/15/30
(a)
50,356
25,000 4.875
11/15/35
(a)
25,281
Seagate Data Storage Technology Pte Ltd.
20,000 5.875
07/15/30
(a)(c)
20,625
Snap, Inc.
20,000 6.875
03/15/34
(a)(c)
20,497
Uber Technologies, Inc.
10,000 4.150
01/15/31
(a)
9,962
381,435
Transportation – 0.2%
Delta Air Lines, Inc.
20,000 5.250
07/10/30
(a)
20,540
Penske Truck Leasing Co. LP / PTL Finance Corp.
30,000 5.250
07/01/29
(a)(c)
30,952
51,492
Wireless – 0.2%
AT&T, Inc.
3,000 5.550
11/01/45
(a)
2,950
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
Crown Castle, Inc.
$ 50,000 4.000%
03/01/27
(a)
$ 49,830
52,780
TOTAL CORPORATE OBLIGATIONS
(Cost $4,895,846)
4,976,047
a
Asset-Backed Securities – 8.5%
GM Financial Automobile Leasing Trust , Series 2024-1, Class A3
33,976 5.090
03/22/27
(a)
34,060
SFS Auto Receivables Securitization Trust , Series 2024-2A, Class
A4
135,000 5.260
08/20/30
(a)(c)
138,160
AIMCO CLO 10 Ltd. , Series 2019-10A, Class ARR
(TSFR3M + 1.410%)
250,000 5.267
07/22/37
(a)(b)(c)
250,341
ARES LI CLO Ltd. , Series 2019-51A, Class A1R2
(TSFR3M + 1.360%)
250,000 5.265
10/15/37
(a)(b)(c)
250,656
Carlyle  U.S. CLO Ltd. , Series 2021-10A, Class A1R
(TSFR3M + 1.310%)
250,000 5.194
01/20/38
(a)(b)(c)
250,276
Invesco  U.S. CLO Ltd. , Series 2023-3A, Class BR
(TSFR3M + 1.750%)
250,000 5.655
07/15/38
(a)(b)(c)
250,801
Silver Point CLO 2 Ltd. , Series 2023-2A, Class A1R
(TSFR3M + 1.370%)
250,000 5.254
04/20/38
(a)(b)(c)
250,707
Whitebox CLO III Ltd. , Series 2021-3A, Class A1R
(TSFR3M + 1.270%)
250,000 5.175
10/15/35
(a)(b)(c)
250,520
Barclays Dryrock Issuance Trust , Series 2023-1, Class A
175,000 4.720
02/15/29
(a)
175,435
Barclays Dryrock Issuance Trust , Series 2025-1, Class A
100,000 3.970
07/15/31
(a)
100,143
TOTAL ASSET-BACKED SECURITIES
(Cost $1,948,235)
1,951,099
a
Collateralized Mortgage Obligations – 1.7%
a
Angel Oak Mortgage Trust , Series 2021-6, Class A1
83,495 1.458
09/25/66
(a)(b)(c)
71,288
Ellington Financial Mortgage Trust , Series 2022-1, Class A1
274,496 2.206
01/25/67
(a)(b)(c)
244,234
J.P. Morgan Mortgage Trust , Series 2023-DSC2, Class A1
74,628 5.250
11/25/63
(a)(b)(c)
75,308
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $383,123)
390,830
a
Sovereign Debt Obligations – 1.5%
Sovereign – 1.5%
Eagle Funding Luxco Sarl
250,000 5.500
08/17/30
(a)(c)
253,771
Peruvian Government International Bond
60,000 5.500
03/30/36
(a)
61,670

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Sovereign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Poland Government International Bond , Series 30Y
$ 30,000 5.500%
03/18/54
(a)
$ 29,222
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $336,877)
344,663
a
Foreign Corporate Debt – 1.3%
Consumer Noncyclical – 0.6%
BAT Capital Corp. ( United Kingdom )
10,000 4.742
03/16/32
(a)
10,123
65,000 6.000
02/20/34
(a)
69,907
BAT International Finance PLC ( United Kingdom )
50,000 5.931
02/02/29
(a)
52,539
132,569
Energy – 0.0%
Enbridge, Inc. ( Canada )
6,000 5.700
03/08/33
(a)
6,356
Financial Company – 0.1%
Macquarie Airfinance Holdings Ltd. ( United Kingdom )
20,000 5.200
03/27/28
(a)(c)
20,351
Food and Beverage – 0.4%
Bacardi Ltd. ( Bermuda )
100,000 4.700
05/15/28
(a)(c)
100,814
Mining – 0.1%
Vale Overseas Ltd. ( Brazil )
30,000 6.400
06/28/54
(a)
30,851
Software – 0.0%
Constellation Software, Inc. ( Canada )
5,000 5.461
02/16/34
(a)(c)
5,081
Technology – 0.1%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( Netherlands )
10,000 2.500
05/11/31
(a)
9,060
TOTAL FOREIGN CORPORATE DEBT
(Cost $300,510)
305,082
a
Municipal Bonds – 0.9%
Massachusetts – 0.5%
Massachusetts Development Finance Agency , Series B
130,000 4.571
05/01/45
(a)
123,547
New York – 0.4%
New York State Dormitory Authority , Series 1
100,000 4.294
07/01/44
(a)
91,538
TOTAL MUNICIPAL BONDS
(Cost $198,048)
215,085
a
U.S. Treasury Bonds – 0.7%
U.S. Treasury Bonds
38,000 4.750
(e)
02/15/45
38,629
40,000 5.000
(e)
05/15/45
41,969
38,000 4.625
(e)
11/15/45
(f)
37,964
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Bonds – (continued)
U.S. Treasury Bonds – (continued)
$ 50,000 4.750%
(e)
08/15/55
$ 50,672
TOTAL U.S. TREASURY BONDS
(Cost $166,138)
169,234
Shares
Dividend
Rate Value
aa a
Investment Company – 17.7%
(g)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
4,075,210 3.928% 4,075,210
(Cost $4,075,210)
TOTAL INVESTMENTS – 125.2%
(Cost $28,608,635)
$ 28,870,991
LIABILITIES IN EXCESS OF OTHER ASSETS
– (25.2)%
(5,812,079)
NET ASSETS – 100.0%
$ 23,058,912
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(b) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2025.
(c) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(d) TBA (To Be Announced) Securities are purchased on a
forward commitment basis with an approximate principal
amount and no defined maturity date. The actual principal
and maturity date will be determined upon settlement when
the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any)
amounts to $6,097,392 which represents approximately 26.4%
of the Fund’s net assets as of November 30, 2025.
(e) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(f) When-issued security.
(g) Represents an affiliated issuer.
Investment Abbreviations:
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR — Term Secured Overnight Financing Rate

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At November 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
U.S. Treasury 2 Year Note 2 03/31/26 $ 417,734 $ (64)
U.S. Treasury 5 Year Note 12 03/31/26 1,317,281 (1,053)
U.S. Treasury Long Bond 8 03/20/26 939,750 5,643
U.S. Treasury Ultra Bond 13 03/20/26 1,572,188 11,914
Total
$ 16,440
Short position contracts:
U.S. Treasury 10 Year Note (10) 03/20/26 (1,133,437) (680)
U.S. Treasury 10 Year Ultra Note (6) 03/20/26 (697,219) (3,146)
Total
$ (3,826)
Total Futures Contracts
$ 12,614
SWAP CONTRACTS
— At November 30, 2025, the Fund had the following swap contracts:
OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS
Reference Obligation/Index
Financing
Rate
Received
(Paid) by the
Fund
Credit Spread at
November 30,
2025
(a)
Counterparty Termination Date
Notional
Amount (000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
CDXIG544
(b)
1.000% (2.236) % BARC 06/20/2030 2,140 $ 52,010 $ 41,792 $ 10,217
CDXIG545
(b)
1.000% (2.248) MS 12/20/2030 750 18,318 16,672 1,647
TOTAL
$ 70,328 $ 58,464 $ 11,864
(a) Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
(b) Payments made quarterly.

Goldman Sachs Corporate Bond ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 80.6%
Advertising – 0 .1%
Lamar Media Corp.
$ 45,000 5 .375%
11/01/33
(a)(b)
$ 45,128
Aerospace & Defense – 3 .5%
Axon Enterprise, Inc.
28,000 6 .250
03/15/33
(a)(b)
29,136
Boeing Co. (The)
126,000 3 .450
11/01/28
(a)
123,693
587,000 3 .250
02/01/35
(a)
514,205
267,000 5 .875
02/15/40
278,286
Hexcel Corp.
72,000 5 .875
02/26/35
(a)
75,916
TransDigm, Inc.
42,000 6 .375
05/31/33
(a)(b)
43,161
1,064,397
Banks – 18 .7%
Bank of America Corp.
(SOFR + 1.830%)
636,000 4 .571
04/27/33
(a)(c)
638,794
(US 5 Year CMT T-Note +
1.200%)
321,000 2 .482
09/21/36
(a)(c)
282,638
Bank of America Corp. , MTN
(SOFR + 1.330%)
387,000 2 .972
02/04/33
(a)(c)
356,016
Capital One Financial Corp.
420,000 4 .100
02/09/27
(a)
419,735
(SOFR + 2.600%)
98,000 5 .247
07/26/30
(a)(c)
100,983
(SOFR + 1.990%)
23,000 5 .884
07/26/35
(a)(c)
24,295
(SOFR + 2.036%)
65,000 6 .183
01/30/36
(a)(c)
68,200
(SOFR + 1.630%)
63,000 5 .197
09/11/36
(a)(c)
62,902
Citigroup, Inc.
(SOFR + 1.422%)
68,000 2 .976
11/05/30
(a)(c)
64,895
(SOFR + 2.338%)
441,000 6 .270
11/17/33
(a)(c)
483,211
(US 5 Year CMT T-Note +
1.730%)
162,000 5 .411
09/19/39
(a)(c)
163,672
Citigroup, Inc. , Series X
(US 5 Year CMT T-Note +
3.417%)
25,000 3 .875
05/18/74
(a)(c)
24,884
Citizens Financial Group, Inc.
(SOFR + 2.010%)
242,000 5 .841
01/23/30
(a)(c)
252,126
First Horizon Corp.
(SOFR + 1.766%)
105,000 5 .514
03/07/31
(a)(c)
108,869
Huntington Bancshares, Inc.
(US 5 Year CMT T-Note +
1.700%)
138,000 6 .141
11/18/39
(a)(c)
143,613
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.
(SOFR + 1.800%)
$ 107,000 4 .586%
04/26/33
(a)(c)
$ 107,950
(SOFR + 1.680%)
25,000 5 .572
04/22/36
(a)(c)
26,575
(SOFR + 1.635%)
25,000 5 .576
07/23/36
(a)(c)
26,165
(SOFR + 1.190%)
20,000 4 .810
10/22/36
(a)(c)
20,117
(TSFR3M + 1.622%)
406,000 3 .882
07/24/38
(a)(c)
369,453
M&T Bank Corp. , MTN
(SOFR + 1.610%)
202,000 5 .385
01/16/36
(a)(c)
205,945
Morgan Stanley
(SOFR + 1.630%)
144,000 5 .449
07/20/29
(a)(c)
148,855
(SOFR + 1.730%)
457,000 5 .466
01/18/35
(a)(c)
478,743
(SOFR + 1.360%)
121,000 2 .484
09/16/36
(a)(c)
106,599
Regions Financial Corp.
(SOFR + 1.490%)
288,000 5 .722
06/06/30
(a)(c)
299,967
State Street Corp.
(US 5 Year CMT T-Note +
2.135%)
55,000 6 .450
06/15/74
(a)(c)
56,951
Truist Financial Corp. , MTN
(SOFR + 1.620%)
76,000 5 .435
01/24/30
(a)(c)
78,913
(SOFR + 1.922%)
284,000 5 .711
01/24/35
(a)(c)
300,174
Wells Fargo & Co.
(SOFR + 1.340%)
98,000 4 .892
09/15/36
(a)(c)
98,889
Wells Fargo & Co. , MTN
(TSFR3M + 1.572%)
255,000 3 .584
05/22/28
(a)(c)
253,085
5,773,214
Basic Industry – 0 .1%
Qnity Electronics, Inc.
20,000 5 .750
08/15/32
(a)(b)
20,547
5,000 6 .250
08/15/33
(a)(b)
5,187
Solstice Advanced Materials, Inc.
20,000 5 .625
09/30/33
(a)(b)
20,125
45,859
Brokerage – 0 .0%
Jane Street Group / JSG Finance, Inc.
10,000 6 .750
05/01/33
(a)(b)
10,449
Building Materials – 0 .7%
AECOM
8,000 6 .000
08/01/33
(a)(b)
8,216
Builders FirstSource, Inc.
36,000 6 .750
05/15/35
(a)(b)
38,022
Ferguson Enterprises, Inc.
30,000 4 .350
03/15/31
(a)
29,968

Goldman Sachs Corporate Bond ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Building Materials – (continued)
Owens Corning
$ 59,000 5 .950%
06/15/54
(a)
$ 60,535
QXO Building Products, Inc.
46,000 6 .750
04/30/32
(a)(b)
48,161
Standard Building Solutions, Inc.
37,000 6 .250
08/01/33
(a)(b)
37,970
222,872
Capital Goods – 1 .6%
Atkore, Inc.
15,000 4 .250
06/01/31
(a)(b)
14,450
CACI International, Inc.
28,000 6 .375
06/15/33
(a)(b)
29,193
Carlisle Cos., Inc.
30,000 5 .550
09/15/40
(a)
30,482
Crown Americas LLC
24,000 5 .875
06/01/33
(a)(b)
24,579
Esab Corp.
28,000 6 .250
04/15/29
(a)(b)
28,848
General Electric Co. , MTN
100,000 5 .875
01/14/38
109,878
Regal Rexnord Corp.
254,000 6 .300
02/15/30
(a)
269,899
507,329
Communications – 2 .0%
Charter Communications Operating LLC / Charter
Communications Operating Capital
389,000 3 .750
02/15/28
(a)
382,896
News Corp.
218,000 3 .875
05/15/29
(a)(b)
210,444
Time Warner Cable LLC
38,000 5 .875
11/15/40
(a)
35,302
628,642
Consumer Cyclical – 8 .1%
Acushnet Co.
10,000 5 .625
12/01/33
(a)(b)
10,078
AutoNation, Inc.
162,000 5 .890
03/15/35
(a)
168,948
Carnival Corp.
45,000 5 .875
06/15/31
(a)(b)
46,359
Choice Hotels International, Inc.
174,000 3 .700
01/15/31
(a)
164,620
36,000 5 .850
08/01/34
(a)
36,991
Cinemark USA, Inc.
38,000 7 .000
08/01/32
(a)(b)
39,655
Dollar General Corp.
149,000 5 .450
07/05/33
(a)
154,682
Expedia Group, Inc.
181,000 5 .400
02/15/35
(a)
186,929
General Motors Financial Co., Inc.
343,000 1 .500
06/10/26
(a)
337,999
96,000 3 .850
01/05/28
(a)
95,280
164,000 5 .850
04/06/30
(a)
172,752
355,000 5 .450
07/15/30
(a)
369,459
17,000 5 .750
02/08/31
(a)
17,898
18,000 3 .100
01/12/32
(a)
16,398
Global Payments, Inc.
55,000 5 .550
11/15/35
(a)
54,945
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Hyatt Hotels Corp.
$ 196,000 5 .500%
06/30/34
(a)
$ 202,543
Marriott International, Inc. , Series HH
145,000 2 .850
04/15/31
(a)
134,560
Royal Caribbean Cruises Ltd.
226,000 6 .250
03/15/32
(a)(b)
233,689
23,000 6 .000
02/01/33
(a)(b)
23,684
5,000 5 .375
01/15/36
(a)
5,054
Viking Cruises Ltd.
15,000 5 .875
10/15/33
(a)(b)
15,257
2,487,780
Consumer Noncyclical – 3 .1%
Altria Group, Inc.
35,000 5 .250
08/06/35
(a)
35,630
Amneal Pharmaceuticals LLC
23,000 6 .875
08/01/32
(a)(b)
24,349
Cardinal Health, Inc.
10,000 4 .500
09/15/30
(a)
10,092
169,000 5 .350
11/15/34
(a)
174,962
Kroger Co. (The)
169,000 5 .000
09/15/34
(a)
171,508
Laboratory Corp. of America Holdings
129,000 4 .550
04/01/32
(a)
129,417
Revvity, Inc.
212,000 3 .300
09/15/29
(a)
204,588
Royalty Pharma PLC
192,000 5 .400
09/02/34
(a)
197,443
947,989
Distribution & Logistics – 0 .1%
WESCO Distribution, Inc.
27,000 6 .375
03/15/33
(a)(b)
28,293
Distributors – 0 .7%
Hyundai Capital America
69,000 5 .600
03/30/28
(a)(b)
71,035
145,000 4 .500
09/18/30
(a)(b)
145,206
216,241
Electric – 3 .7%
Berkshire Hathaway Energy Co.
132,000 2 .850
05/15/51
(a)
83,708
DTE Energy Co.
250,000 4 .875
06/01/28
(a)
254,479
Duke Energy Corp.
76,000 4 .800
12/15/45
(a)
68,388
NextEra Energy Capital Holdings, Inc.
207,000 1 .900
06/15/28
(a)
196,809
Pacific Gas and Electric Co.
50,000 2 .950
03/01/26
(a)
49,778
78,000 2 .100
08/01/27
(a)
75,260
123,000 5 .000
06/04/28
(a)
124,886
98,000 6 .950
03/15/34
(a)
109,670
Vistra Operations Co. LLC
165,000 4 .300
07/15/29
(a)(b)
163,992
20,000 5 .250
10/15/35
(a)(b)
19,955
1,146,925
Energy – 4 .6%
Chord Energy Corp.
31,000 6 .000
10/01/30
(a)(b)
31,258

Goldman Sachs Corporate Bond ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
DBR Land Holdings LLC
$ 20,000 6 .250%
12/01/30
(a)(b)
$ 20,274
Energy Transfer LP
50,000 3 .900
07/15/26
(a)
49,925
91,000 5 .150
03/15/45
(a)
81,377
Howard Midstream Energy Partners LLC
20,000 6 .625
01/15/34
(a)(b)
20,524
Kinder Morgan Energy Partners LP
206,000 6 .550
09/15/40
225,636
Kodiak Gas Services LLC
5,000 6 .500
10/01/33
(a)(b)
5,100
20,000 6 .750
10/01/35
(a)(b)
20,547
MPLX LP
147,000 5 .500
02/15/49
(a)
136,400
Occidental Petroleum Corp.
112,000 5 .375
01/01/32
(a)
114,701
92,000 5 .550
10/01/34
(a)
93,833
ONEOK, Inc.
25,000 5 .550
11/01/26
(a)
25,284
291,000 4 .550
07/15/28
(a)
293,512
Sabine Pass Liquefaction LLC
262,000 5 .000
03/15/27
(a)
263,550
Sunoco LP
10,000 5 .875
03/15/34
(a)(b)
10,042
Western Midstream Operating LP
20,000 5 .450
04/01/44
(a)
18,333
1,410,296
Financial Company – 3 .2%
Air Lease Corp.
248,000 3 .625
04/01/27
(a)
245,741
Air Lease Corp. , GMTN
75,000 3 .750
06/01/26
(a)
74,795
Ally Financial, Inc.
(SOFRINDX + 1.960%)
104,000 5 .737
05/15/29
(a)(c)
106,372
Apollo Debt Solutions BDC
132,000 6 .550
03/15/32
(a)(b)
137,219
Aviation Capital Group LLC
75,000 1 .950
01/30/26
(a)(b)
74,704
235,000 5 .375
07/15/29
(a)(b)
241,229
Blackstone Private Credit Fund
40,000 5 .050
09/10/30
(a)
39,465
Blackstone Secured Lending Fund
59,000 5 .300
06/30/30
(a)
59,186
978,711
Food and Beverage – 2 .8%
Campbell's Company (The)
152,000 4 .750
03/23/35
(a)
148,670
Constellation Brands, Inc.
135,000 4 .800
05/01/30
(a)
137,468
Darling Ingredients, Inc.
26,000 6 .000
06/15/30
(a)(b)
26,410
J M Smucker Co. (The)
141,000 6 .200
11/15/33
(a)
153,446
Mars, Inc.
169,000 5 .000
03/01/32
(a)(b)
174,603
210,000 5 .700
05/01/55
(a)(b)
214,273
854,870
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – 7 .4%
Cigna Group (The)
$ 66,000 4 .900%
12/15/48
(a)
$ 59,915
CVS Health Corp.
306,000 5 .450
09/15/35
(a)
315,637
228,000 4 .780
03/25/38
(a)
216,935
HCA, Inc.
350,000 5 .250
06/15/26
(a)
350,214
660,000 3 .500
09/01/30
(a)
636,069
Insulet Corp.
38,000 6 .500
04/01/33
(a)(b)
39,726
Solventum Corp.
82,000 5 .400
03/01/29
(a)
84,806
350,000 5 .600
03/23/34
(a)
365,883
UnitedHealth Group, Inc.
147,000 3 .050
05/15/41
(a)
113,015
100,000 5 .625
07/15/54
(a)
100,161
2,282,361
Insurance – 0 .9%
American International Group, Inc.
141,000 4 .850
05/07/30
(a)
144,570
Willis North America, Inc.
135,000 2 .950
09/15/29
(a)
128,576
273,146
Media Non Cable – 0 .1%
Graham Holdings Co.
35,000 5 .625
12/01/33
(a)(b)
35,052
Metals – 0 .1%
Commercial Metals Co.
25,000 5 .750
11/15/33
(a)(b)
25,557
15,000 6 .000
12/15/35
(a)(b)
15,271
40,828
Metals and Mining – 0 .0%
Carpenter Technology Corp.
10,000 5 .625
03/01/34
(a)(b)
10,167
REITs and Real Estate – 5 .9%
CBRE Services, Inc.
149,000 5 .500
04/01/29
(a)
154,653
Cousins Properties LP
90,000 5 .250
07/15/30
(a)
92,213
364,000 5 .875
10/01/34
(a)
380,391
Essential Properties LP
46,000 5 .400
12/01/35
(a)
46,239
Essex Portfolio LP
236,000 3 .000
01/15/30
(a)
224,503
Extra Space Storage LP
44,000 4 .950
01/15/33
(a)
44,521
Highwoods Realty LP
30,000 5 .350
01/15/33
(a)
30,125
115,000 7 .650
02/01/34
(a)
131,325
Host Hotels & Resorts LP
138,000 5 .700
06/15/32
(a)
143,939
Invitation Homes Operating Partnership LP
204,000 2 .300
11/15/28
(a)
193,949
Kilroy Realty LP
163,000 6 .250
01/15/36
(a)
169,485
Kimco Realty OP LLC
170,000 3 .800
04/01/27
(a)
169,695

Goldman Sachs Corporate Bond ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Starwood Property Trust, Inc.
$ 40,000 5 .250%
10/15/28
(a)(b)
$ 40,294
5,000 5 .750
01/15/31
(a)(b)
5,089
1,826,421
Software – 4 .1%
Fair Isaac Corp.
43,000 6 .000
05/15/33
(a)(b)
44,272
MSCI, Inc.
43,000 3 .625
11/01/31
(a)(b)
40,542
223,000 3 .250
08/15/33
(a)(b)
200,622
Oracle Corp.
15,000 5 .250
02/03/32
(a)
15,148
226,000 4 .800
09/26/32
(a)
222,187
25,000 4 .700
09/27/34
(a)
23,725
50,000 5 .500
08/03/35
(a)
50,123
50,000 5 .200
09/26/35
(a)
49,007
286,000 4 .000
11/15/47
(a)
208,636
113,000 6 .900
11/09/52
(a)
117,332
Paychex, Inc.
157,000 5 .100
04/15/30
(a)
161,411
70,000 5 .350
04/15/32
(a)
72,808
ROBLOX Corp.
50,000 3 .875
05/01/30
(a)(b)
47,830
1,253,643
Technology – 5 .9%
Alphabet, Inc.
25,000 4 .375
11/15/32
(a)
25,287
75,000 4 .700
11/15/35
(a)
76,224
AppLovin Corp.
379,000 5 .375
12/01/31
(a)
394,122
Block, Inc.
12,000 6 .500
05/15/32
(a)
12,547
25,000 6 .000
08/15/33
(a)(b)
25,698
Broadcom, Inc.
215,000 5 .200
07/15/35
(a)
224,048
89,000 3 .137
11/15/35
(a)(b)
77,948
35,000 4 .900
02/15/38
(a)
34,932
Electronic Arts, Inc.
58,000 2 .950
02/15/51
(a)
54,803
Fiserv, Inc.
25,000 5 .250
08/11/35
(a)
25,093
Intel Corp.
82,000 2 .000
08/12/31
(a)
72,203
59,000 5 .700
02/10/53
(a)
56,606
Keysight Technologies, Inc.
38,000 5 .350
07/30/30
(a)
39,620
Match Group Holdings II LLC
42,000 6 .125
09/15/33
(a)(b)
42,557
Meta Platforms, Inc.
50,000 4 .600
11/15/32
(a)
50,765
50,000 4 .875
11/15/35
(a)
50,563
NetApp, Inc.
11,000 5 .500
03/17/32
(a)
11,506
Seagate Data Storage Technology Pte Ltd.
28,000 5 .875
07/15/30
(a)(b)
28,875
Snap, Inc.
26,000 6 .875
03/15/34
(a)(b)
26,646
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Synopsys, Inc.
$ 43,000 5 .000%
04/01/32
(a)
$ 44,078
107,000 5 .150
04/01/35
(a)
109,346
Uber Technologies, Inc.
327,000 4 .800
09/15/34
(a)
328,633
1,812,100
Transportation – 1 .3%
American Airlines Group, Inc. Pass-Through Trust , Series 2025-1,
A
67,000 4 .900
05/11/38
66,923
American Airlines Group, Inc. Pass-Through Trust , Series 2025-1,
B
25,000 5 .650
11/11/34
25,301
Delta Air Lines, Inc.
69,000 5 .250
07/10/30
(a)
70,861
Penske Truck Leasing Co. LP / PTL Finance Corp.
226,000 5 .250
07/01/29
(a)(b)
233,174
396,259
Wireless – 1 .9%
AT&T, Inc.
160,000 4 .750
05/15/46
(a)
141,912
Crown Castle, Inc.
259,000 4 .000
03/01/27
(a)
258,120
T-Mobile USA, Inc.
171,000 5 .050
07/15/33
(a)
175,536
575,568
TOTAL CORPORATE OBLIGATIONS
(Cost $24,740,447)
24,874,540
a
Foreign Corporate Debt – 7.7%
Banks – 2 .7%
Barclays PLC ( United Kingdom )
500,000 4 .836
05/09/28
(a)
503,005
(SOFR + 1.590%)
200,000 5 .785
02/25/36
(a)(c)
211,256
Sumitomo Mitsui Financial Group, Inc. ( Japan )
125,000 3 .010
10/19/26
123,953
838,214
Consumer Noncyclical – 1 .5%
BAT Capital Corp. ( United Kingdom )
75,000 3 .215
09/06/26
(a)
74,499
75,000 5 .834
02/20/31
(a)
79,663
262,000 4 .625
03/22/33
(a)
261,219
BAT International Finance PLC ( United Kingdom )
60,000 5 .931
02/02/29
(a)
63,047
478,428
Electric – 0 .2%
Emera  U.S. Finance LP ( Canada )
50,000 3 .550
06/15/26
(a)
49,785
Energy – 0 .1%
Enbridge, Inc. ( Canada )
44,000 5 .700
03/08/33
(a)
46,609
Financial Company – 0 .3%
Macquarie Airfinance Holdings Ltd. ( United Kingdom )
77,000 5 .200
03/27/28
(a)(b)
78,350

Goldman Sachs Corporate Bond ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Food and Beverage – 1 .2%
Bacardi Ltd. ( Bermuda )
$ 242,000 4 .700%
05/15/28
(a)(b)
$ 243,969
JDE Peet's NV ( Netherlands )
150,000 2 .250
09/24/31
(a)(b)
131,304
375,273
Metals and Mining – 0 .8%
Glencore Funding LLC ( Australia )
235,000 4 .000
03/27/27
(a)(b)
234,648
Mining – 0 .3%
Vale Overseas Ltd. ( Brazil )
80,000 6 .400
06/28/54
(a)
82,271
Technology – 0 .1%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( Netherlands )
53,000 2 .650
02/15/32
(a)
47,447
Wirelines – 0 .5%
British Telecommunications PLC ( United Kingdom )
127,000 9 .625
12/15/30
156,362
TOTAL FOREIGN CORPORATE DEBT
(Cost $2,378,940)
2,387,387
a
Sovereign Debt Obligations – 2.6%
Sovereign – 2 .6%
Hungary Government International Bond
200,000 6 .000
09/26/35
(b)
208,347
Mexico Government International Bond
200,000 5 .625
09/22/35
(a)
198,245
Mexico Government International Bond , MTN
100,000 4 .750
03/08/44
83,196
Peruvian Government International Bond
80,000 5 .500
03/30/36
(a)
82,227
Republic of Poland Government International Bond , Series 30Y
140,000 5 .500
03/18/54
(a)
136,368
Romanian Government International Bond
100,000 3 .000
02/14/31
(b)
90,201
20,000 6 .625
05/16/36
(b)
20,659
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $816,321)
819,243
a
U.S. Treasury Notes – 1.2%
U.S. Treasury Notes
180,000 3 .500
(d)
11/30/30
(e)
179,184
180,000 3 .750
(d)
11/30/32
(e)
179,550
TOTAL U.S. TREASURY NOTES
(Cost $359,152)
358,734
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Bonds – 0.3%
U.S. Treasury Bonds
$ 10,000 4 .750%
(d)
02/15/45
$ 10,166
10,000 5 .000
(d)
05/15/45
10,492
40,000 4 .625
(d)
11/15/45
(e)
39,962
20,000 4 .750
(d)
08/15/55
20,269
TOTAL U.S. TREASURY BONDS
(Cost $79,525)
80,889
Shares
Dividend
Rate Value
aa a
Investment Company – 4.8%
(f)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
1,468,862 3.928% 1,468,862
(Cost $1,468,862)
TOTAL INVESTMENTS – 97.2%
(Cost $29,843,247)
$ 29,989,655
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.8%
870,225
NET ASSETS – 100.0%
$ 30,859,880
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2025.
(d) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(e) When-issued security.
(f) Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
GMTN — Global Medium Term Note
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
FUTURES CONTRACTS
— At November 30, 2025 , the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
U.S. Treasury 2 Year Note 8 03/31/26 $ 1,670,938 $ 286
U.S. Treasury 5 Year Note 17 03/31/26 1,866,148 1,642
U.S. Treasury Long Bond 15 03/20/26 1,762,031 8,858

Goldman Sachs Corporate Bond ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
FUTURES CONTRACTS
(continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts: (continued)
U.S. Treasury Ultra Bond 24 03/20/26 $ 2,902,500 $ 22,015
Total
$ 32,801
Short position contracts:
U.S. Treasury 10 Year Note (30) 03/20/26 (3,400,313) (2,211)
U.S. Treasury 10 Year Ultra Note (3) 03/20/26 (348,609) (1,357)
Total
$ (3,568)
Total Futures Contracts
$ 29,233
OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS
Reference Obligation/Index
Financing
Rate
Received
(Paid) by the
Fund
Credit Spread at
November 30,
2025
(a)
Counterparty Termination Date
Notional
Amount (000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
CDXIG544
(b)
1.000% ( 2 .236 ) % BARC 06/20/2030 3,320 $ 80,687 $ 64,836 $ 15,851
CDXIG545
(b)
1.000% ( 2 .248 ) MS 12/20/2030 8,675 211,884 208,119 3,765
TOTAL
$ 292,571 $ 272,955 $ 19,616
(a) Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
(b) Payments made quarterly.

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 29.3%
Aerospace & Defense – 0.1%
RTX Corp.
$ 921,000 2.650%
11/01/26
$ 909,873
Agriculture – 0.6%
Bunge Ltd. Finance Corp.
1,000,000 3.250
08/15/26
994,002
5,011,000 4.900
04/21/27
5,065,756
1,642,000 3.750
09/25/27
1,635,452
7,695,210
Banks – 10.1%
American Express Co.
(SOFR + 0.750%)
5,917,000 4.864
04/23/27
(a)
5,924,850
Bank of America Corp.
(SOFR + 0.960%)
4,508,000 1.734
07/22/27
(a)
4,438,080
(SOFR + 1.580%)
7,482,000 4.376
04/27/28
(a)
7,509,833
Bank of America NA
(SOFR + 1.020%)
1,695,000 5.077
08/18/26
(a)
1,703,105
Capital One Financial Corp.
(SOFR + 0.855%)
5,945,000 1.878
11/02/27
(a)
5,818,395
Charles Schwab Corp. (The)
(SOFRINDX + 0.520%)
1,259,000 4.631
05/13/26
(a)
1,260,219
1,031,000 2.450
03/03/27
1,012,242
Citibank NA
(SOFR + 0.712%)
2,503,000 4.772
11/19/27
(a)
2,507,520
5,466,000 4.876
11/19/27
(a)
5,508,639
Citigroup, Inc.
(SOFR + 0.765%)
1,847,000 1.122
01/28/27
(a)
1,837,778
(SOFR + 1.143%)
4,478,000 5.248
05/07/28
(a)
4,504,399
Fifth Third Bank NA
1,659,000 3.850
03/15/26
1,655,543
HSBC USA, Inc.
(SOFR + 0.960%)
7,365,000 5.139
03/04/27
(a)
7,404,851
(SOFR + 0.970%)
1,488,000 5.161
06/03/28
(a)
1,497,385
JPMorgan Chase & Co.
(3M U.S. T-Bill MMY +
1.507%)
2,000,000 3.960
01/29/27
(a)
1,999,227
(SOFR + 0.885%)
2,633,000 1.578
04/22/27
(a)
2,606,450
(SOFR + 0.765%)
13,505,000 1.470
09/22/27
(a)
13,222,860
(SOFR + 1.560%)
2,497,000 4.323
04/26/28
(a)
2,507,368
Manufacturers & Traders Trust Co.
11,033,000 4.650
01/27/26
11,035,472
Morgan Stanley
(SOFR + 1.295%)
5,000,000 5.050
01/28/27
(a)
5,005,049
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 0.879%)
$ 2,090,000 1.593%
05/04/27
(a)
$ 2,067,314
Morgan Stanley , GMTN
(SOFR + 0.858%)
5,092,000 1.512
07/20/27
(a)
5,007,494
Morgan Stanley Bank NA
(SOFR + 0.685%)
1,552,000 4.808
10/15/27
(a)
1,555,046
Morgan Stanley Private Bank NA
(SOFR + 0.780%)
9,000,000 4.900
11/17/28
(a)
9,005,179
PNC Bank NA
(SOFR + 0.500%)
2,657,000 4.623
01/15/27
(a)
2,657,544
(SOFR + 0.504%)
3,718,000 4.775
01/15/27
(a)
3,719,885
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.085%)
794,000 4.758
01/26/27
(a)
794,430
State Street Corp.
(SOFR + 0.640%)
1,299,000 4.754
10/22/27
(a)
1,302,689
Wells Fargo & Co. , MTN
(3M U.S. T-Bill MMY +
1.432%)
4,000,000 3.196
06/17/27
(a)
3,979,462
119,048,308
Basic Industry – 0.8%
EIDP, Inc.
6,760,000 4.500
05/15/26
6,765,707
Mosaic Co. (The)
3,200,000 4.050
11/15/27
3,198,816
9,964,523
Brokerage – 0.3%
Jefferies Financial Group, Inc. , MTN
3,599,000 4.750
08/11/26
3,597,662
Building Materials – 0.1%
Amrize Finance  U.S. LLC
1,000,000 4.600
04/07/27
(b)
1,006,326
Capital Goods – 1.0%
General Electric Co. , MTN
(3M U.S. T-Bill MMY +
0.642%)
1,469,000 4.542
05/05/26
(a)
1,469,718
Roper Technologies, Inc.
1,935,000 3.800
12/15/26
1,930,465
Veralto Corp.
8,287,000 5.500
09/18/26
8,363,974
11,764,157
Communications – 0.2%
Cox Communications, Inc.
2,016,000 3.500
08/15/27
(b)
1,991,367
Consumer Cyclical – 4.2%
American Honda Finance Corp.
5,000,000 4.550
07/09/27
5,044,108
(SOFR + 0.900%)
9,738,000 4.971
09/01/28
(a)
9,763,859

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Expedia Group, Inc.
$ 921,000 5.000%
02/15/26
$ 919,662
General Motors Financial Co., Inc.
3,307,000 5.250
03/01/26
3,309,223
4,500,000 5.400
04/06/26
4,517,247
1,058,000 5.400
05/08/27
1,075,390
1,948,000 5.000
07/15/27
1,972,137
(SOFR + 1.040%)
6,940,000 5.109
02/26/27
(a)
6,947,359
(SOFRINDX + 1.050%)
2,568,000 5.173
07/15/27
(a)
2,568,265
(SOFRINDX + 1.170%)
7,115,000 5.295
04/04/28
(a)
7,115,033
Marriott International, Inc.
3,640,000 4.200
07/15/27
3,651,827
Toyota Motor Credit Corp.
(SOFR + 0.720%)
2,543,000 4.900
09/05/28
(a)
2,559,102
49,443,212
Consumer Noncyclical – 0.7%
Highmark, Inc.
2,367,000 1.450
05/10/26
(b)
2,335,866
Philip Morris International, Inc.
(SOFR + 0.660%)
5,640,000 4.764
10/27/28
(a)
5,643,906
7,979,772
Distributors – 1.7%
Hyundai Capital America
215,000 5.500
03/30/26
(b)
215,837
1,370,000 5.450
06/24/26
(b)
1,379,117
1,762,000 3.500
11/02/26
(b)
1,750,849
3,690,000 4.850
03/25/27
(b)
3,720,385
(SOFR + 1.500%)
3,162,000 5.621
01/08/27
(a)(b)
3,188,601
(SOFR + 0.920%)
3,915,000 5.017
01/07/28
(a)(b)
3,919,390
(SOFR + 1.070%)
6,159,000 5.193
09/18/28
(a)(b)
6,187,963
20,362,142
Electric – 2.4%
Dominion Energy, Inc. , Series A
2,285,000 1.450
04/15/26
2,261,577
DTE Energy Co.
2,268,000 4.950
07/01/27
2,296,199
Entergy New Orleans LLC
2,257,000 4.000
06/01/26
2,251,338
Eversource Energy
1,030,000 4.750
05/15/26
1,032,682
3,916,000 4.600
07/01/27
3,937,981
Eversource Energy , Series U
4,250,000 1.400
08/15/26
4,164,775
NextEra Energy Capital Holdings, Inc.
9,616,000 4.685
09/01/27
9,719,176
Southwestern Electric Power Co. , Series K
2,560,000 2.750
10/01/26
2,531,937
28,195,665
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – 0.3%
Energy Transfer LP
$ 307,000 5.625%
05/01/27
(b)
$ 307,236
MPLX LP
3,138,000 4.125
03/01/27
3,135,181
3,442,417
Financial Company – 0.5%
Air Lease Corp.
1,266,000 1.875
08/15/26
1,244,421
Air Lease Corp. , MTN
4,438,000 2.875
01/15/26
4,428,243
5,672,664
Food and Beverage – 0.2%
Constellation Brands, Inc.
1,900,000 3.500
05/09/27
1,884,456
Healthcare – 0.3%
Bio-Rad Laboratories, Inc.
1,853,000 3.300
03/15/27
1,833,419
UnitedHealth Group, Inc.
326,000 3.100
03/15/26
325,117
1,716,000 4.600
04/15/27
1,730,074
3,888,610
Insurance – 4.8%
Allstate Corp. (The)
4,975,000 0.750
12/15/25
4,967,785
Corebridge Global Funding
1,061,000 5.350
06/24/26
(b)
1,068,381
(SOFR + 1.300%)
1,860,000 5.430
09/25/26
(a)(b)
1,871,501
(SOFR + 0.750%)
3,560,000 4.876
01/07/28
(a)(b)
3,557,112
Equitable America Global Funding
(SOFR + 0.710%)
1,313,000 4.864
09/15/27
(a)(b)
1,313,746
Equitable Financial Life Global Funding
3,980,000 4.600
04/01/27
(b)
4,004,622
Jackson National Life Global Funding
4,584,000 4.900
01/13/27
(b)
4,619,949
4,540,000 5.550
07/02/27
(b)
4,634,717
(SOFR + 0.950%)
7,851,000 5.098
09/12/28
(a)(b)
7,879,252
MassMutual Global Funding II
1,516,000 2.350
01/14/27
(b)
1,488,880
Metropolitan Life Global Funding I
(SOFR + 0.700%)
9,018,000 4.831
08/25/28
(a)(b)
9,047,573
New York Life Global Funding
2,250,000 4.150
07/25/28
(b)
2,259,850
Protective Life Global Funding
(SOFR + 0.850%)
10,000,000 5.002
09/11/28
(a)(b)
10,005,035
56,718,403
REITs and Real Estate – 0.3%
Digital Realty Trust LP
3,421,000 3.700
08/15/27
3,400,725
Software – 0.4%
Oracle Corp.
1,250,000 1.650
03/25/26
1,238,919

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Software – (continued)
Oracle Corp. – (continued)
$ 1,171,000 2.650%
07/15/26
$ 1,160,468
1,076,000 2.800
04/01/27
1,054,797
Take-Two Interactive Software, Inc.
1,729,000 5.000
03/28/26
1,731,888
5,186,072
Technology – 0.2%
Broadridge Financial Solutions, Inc.
1,593,000 3.400
06/27/26
1,584,089
Intel Corp.
1,365,000 3.750
03/25/27
1,358,432
2,942,521
Transportation – 0.1%
ERAC USA Finance LLC
1,000,000 3.300
12/01/26
(b)
993,656
Wireless – 0.0%
Pacific Bell Telephone Co.
599,000 7.125
03/15/26
602,058
TOTAL CORPORATE OBLIGATIONS
(Cost $345,800,089)
346,689,799
a
Foreign Corporate Debt – 25.2%
Banks – 18.8%
ABN AMRO Bank NV ( Netherlands )
(US 1 Year CMT T-Note +
0.800%)
3,100,000 1.542
06/16/27
(a)(b)
3,054,545
(US 1 Year CMT T-Note +
1.650%)
3,800,000 6.339
09/18/27
(a)(b)
3,863,601
Banco Santander SA ( Spain )
10,200,000 4.250
04/11/27
10,218,657
4,000,000 5.294
08/18/27
4,072,218
(SOFR + 1.120%)
4,400,000 5.243
07/15/28
(a)
4,424,297
Bank of Montreal ( Canada )
(SOFR + 0.429%)
2,014,000 4.588
12/11/26
(a)
2,013,994
(SOFRINDX + 0.750%)
2,250,000 4.062
09/22/28
(a)
2,251,177
5,344,000 4.881
09/22/28
(a)
5,345,168
Bank of Montreal , MTN ( Canada )
2,900,000 4.850
07/30/26
2,890,315
Bank of Nova Scotia (The) ( Canada )
1,853,000 4.750
02/02/26
1,854,158
1,076,000 1.300
09/15/26
1,053,969
(SOFR + 0.760%)
2,250,000 4.043
09/15/28
(a)
2,247,643
Bank of Nova Scotia (The) , MTN ( Canada )
(SOFRINDX + 0.800%)
2,074,000 4.856
08/15/27
(a)
2,077,153
Banque Federative du Credit Mutuel SA ( France )
(SOFR + 1.130%)
2,896,000 5.244
01/23/27
(a)(b)
2,913,898
785,000 4.753
07/13/27
(b)
793,461
(SOFRINDX + 1.070%)
2,619,000 5.185
02/16/28
(a)(b)
2,636,676
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Barclays PLC ( United Kingdom )
(SOFR + 1.880%)
$ 3,763,000 6.496%
09/13/27
(a)
$ 3,827,739
BNP Paribas SA ( France )
(SOFR + 1.004%)
5,002,000 1.323
01/13/27
(a)(b)
4,983,057
BPCE SA ( France )
(SOFR + 2.100%)
2,873,000 5.975
01/18/27
(a)(b)
2,878,436
Canadian Imperial Bank of Commerce ( Canada )
3,078,000 3.450
04/07/27
3,059,832
3,159,000 5.237
06/28/27
3,222,110
(SOFR + 0.940%)
2,877,000 5.069
06/28/27
(a)
2,897,887
(SOFRINDX + 0.600%)
2,246,000 4.243
09/08/28
(a)
2,251,661
(SOFR + 0.800%)
3,519,000 4.972
09/08/28
(a)
3,521,416
Cooperatieve Rabobank UA ( Netherlands )
(US 1 Year CMT T-Note +
0.550%)
5,148,000 1.106
02/24/27
(a)(b)
5,110,871
Credit Agricole SA ( France )
(SOFR + 0.892%)
3,077,000 1.247
01/26/27
(a)(b)
3,061,746
(SOFR + 0.870%)
2,500,000 5.030
03/11/27
(a)(b)
2,507,862
Deutsche Bank AG ( Germany )
(SOFR + 1.219%)
4,591,000 5.275
11/16/27
(a)
4,603,617
HSBC Holdings PLC ( United Kingdom )
(SOFR + 1.570%)
2,600,000 5.887
08/14/27
(a)
2,629,996
Intesa Sanpaolo SpA ( Italy )
4,515,000 3.875
07/14/27
(b)
4,495,251
Macquarie Bank Ltd. ( Australia )
(SOFR + 0.920%)
2,462,000 5.023
07/02/27
(a)(b)
2,478,944
Macquarie Group Ltd. ( Australia )
(SOFR + 1.069%)
6,098,000 1.340
01/12/27
(a)(b)
6,076,803
Mitsubishi UFJ Financial Group, Inc. ( Japan )
(US 1 Year CMT T-Note +
0.750%)
3,233,000 1.538
07/20/27
(a)
3,179,799
Mizuho Financial Group, Inc. ( Japan )
1,421,000 2.839
09/13/26
1,408,147
National Bank of Canada ( Canada )
(SOFR + 0.557%)
3,265,000 4.702
03/05/27
(a)
3,268,402
(SOFRINDX + 1.030%)
1,000,000 5.157
07/02/27
(a)
1,002,253
(SOFR + 1.036%)
792,000 5.600
07/02/27
(a)
798,415
Nationwide Building Society ( United Kingdom )
(SOFR + 1.290%)
926,000 5.405
02/16/28
(a)(b)
931,378
NatWest Markets PLC ( United Kingdom )
860,000 5.416
05/17/27
(b)
877,277

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(SOFR + 0.950%)
$ 4,603,000 5.081%
03/21/28
(a)(b)
$ 4,625,378
(SOFR + 0.800%)
7,780,000 4.898
11/06/28
(a)(b)
7,778,759
Royal Bank of Canada , GMTN ( Canada )
(SOFR + 0.790%)
1,480,000 5.069
07/23/27
(a)
1,489,502
(SOFRINDX + 0.720%)
2,950,000 4.838
10/18/27
(a)
2,956,739
Santander UK Group Holdings PLC ( United Kingdom )
(SOFR + 0.989%)
1,777,000 1.673
06/14/27
(a)
1,752,013
Skandinaviska Enskilda Banken AB ( Sweden )
(SOFR + 0.890%)
2,427,000 5.070
03/05/27
(a)(b)
2,440,326
Societe Generale SA ( France )
(SOFR + 1.100%)
10,095,000 5.223
02/19/27
(a)(b)
10,121,067
4,207,000 5.250
02/19/27
(b)
4,251,906
Standard Chartered PLC ( United Kingdom )
(US 1 Year CMT T-Note +
2.050%)
1,000,000 6.170
01/09/27
(a)(b)
1,001,667
(US 1 Year CMT T-Note +
1.000%)
4,906,000 1.456
01/14/27
(a)(b)
4,888,669
(SOFR + 1.930%)
2,000,000 6.056
07/06/27
(a)(b)
2,016,113
Sumitomo Mitsui Financial Group, Inc. ( Japan )
1,651,000 3.784
03/09/26
1,649,545
2,388,000 2.632
07/14/26
2,367,215
Sumitomo Mitsui Trust Bank Ltd. ( Japan )
(SOFR + 0.750%)
3,009,000 4.922
09/11/28
(a)(b)
3,012,878
Svenska Handelsbanken AB ( Sweden )
(SOFR + 1.250%)
1,807,000 5.394
06/15/26
(a)(b)
1,815,743
Toronto-Dominion Bank (The) ( Canada )
(SOFR + 0.820%)
3,142,000 4.922
01/31/28
(a)
3,153,145
(SOFR + 0.750%)
5,086,000 4.872
10/13/28
(a)
5,089,323
Toronto-Dominion Bank (The) , GMTN ( Canada )
1,368,000 4.980
04/05/27
1,386,011
UBS AG ( Switzerland )
(SOFR + 0.500%)
4,766,000 4.617
05/17/27
(a)
4,764,237
UBS Group AG ( Switzerland )
(US 1 Year CMT T-Note +
1.550%)
10,365,000 5.711
01/12/27
(a)(b)
10,378,292
(US 1 Year CMT T-Note +
1.080%)
2,000,000 1.364
01/30/27
(a)(b)
1,990,154
(SOFRINDX + 0.980%)
3,685,000 1.305
02/02/27
(a)(b)
3,665,417
UniCredit SpA ( Italy )
5,755,000 4.625
04/12/27
(b)
5,786,386
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(US 1 Year CMT T-Note +
1.200%)
$ 10,881,000 1.982%
06/03/27
(a)(b)
$ 10,756,532
Westpac New Zealand Ltd. ( New Zealand )
2,288,000 5.132
02/26/27
(b)
2,318,574
222,239,420
Brokerage – 0.2%
Lseg  U.S. Fin Corp. ( United Kingdom )
2,000,000 4.875
03/28/27
(b)
2,021,244
Consumer Cyclical – 1.5%
BMW  U.S. Capital LLC ( Germany )
2,366,000 4.150
08/11/27
(b)
2,372,224
(SOFRINDX + 0.920%)
4,460,000 5.051
03/21/28
(a)(b)
4,485,587
Mercedes-Benz Finance North America LLC ( Germany )
2,131,000 4.875
07/31/26
(b)
2,141,425
4,880,000 4.650
04/01/27
(b)
4,922,198
Volkswagen Group of America Finance LLC ( Germany )
1,203,000 5.400
03/20/26
(b)
1,206,749
2,838,000 4.450
09/11/27
(b)
2,846,317
17,974,500
Distributors – 1.2%
Daimler Truck Finance North America LLC ( Germany )
1,468,000 3.650
04/07/27
(b)
1,459,137
3,933,000 4.300
08/12/27
(b)
3,947,841
(SOFR + 0.960%)
1,070,000 5.091
09/25/27
(a)(b)
1,072,670
(SOFR + 0.840%)
7,247,000 4.962
01/13/28
(a)(b)
7,243,355
13,723,003
Electric – 0.2%
Enel Finance International NV ( Italy )
2,193,000 3.625
05/25/27
(b)
2,177,835
Energy – 0.1%
Var Energi ASA ( Norway )
1,575,000 5.000
05/18/27
(b)
1,590,181
Financial Company – 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
13,281,000 2.450
10/29/26
13,078,630
1,942,000 6.100
01/15/27
1,979,874
SMBC Aviation Capital Finance DAC ( Ireland )
2,521,000 1.900
10/15/26
(b)
2,471,302
17,529,806
Metals and Mining – 0.8%
Glencore Funding LLC ( Australia )
(SOFRINDX + 0.750%)
4,906,000 4.878
10/01/26
(a)(b)
4,909,164
(SOFRINDX + 1.060%)
4,679,000 5.185
04/04/27
(a)(b)
4,695,026
9,604,190
Telecommunications – 0.2%
NBN Co. Ltd. ( Australia )
3,106,000 1.450
05/05/26
(b)
3,070,516

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Wireless – 0.4%
NTT Finance Corp. ( Japan )
$ 4,696,000 4.567%
07/16/27
(b)
$ 4,732,807
Wirelines – 0.3%
NTT Finance Corp. ( Japan )
(SOFR + 1.080%)
3,813,000 5.171
07/16/28
(a)(b)
3,849,132
TOTAL FOREIGN CORPORATE DEBT
(Cost $297,524,228)
298,512,634
a
Asset-Backed Securities – 13.7%
American Express Credit Account Master Trust , Series 2023-1,
Class A
6,175,000 4.870
05/15/28
6,198,817
American Express Credit Account Master Trust , Series 2025-2,
Class A
2,750,000 4.280
04/15/30
2,778,303
BA Credit Card Trust , Series 2023-A2, Class A2
6,075,000 4.980
11/15/28
6,138,574
Chase Auto Owner Trust , Series 2024-5A, Class A3
2,000,000 4.180
08/27/29
(b)
2,005,051
Chase Issuance Trust , Series 2023-A1, Class A
3,975,000 5.160
09/15/28
4,013,832
City of San Antonio TX
1,730,000 5.635
02/01/26
1,731,691
Drive Auto Receivables Trust , Series 2024-2, Class A2
136,563 4.940
12/15/27
136,589
Exeter Automobile Receivables Trust , Series 2024-5A, Class A3
1,125,767 4.450
03/15/28
1,126,004
Ford Credit Auto Lease Trust , Series 2024-B, Class A3
2,000,000 4.990
12/15/27
2,012,016
Ford Credit Auto Lease Trust , Series 2025-A, Class A3
2,925,000 4.720
06/15/28
2,946,951
Ford Credit Auto Owner Trust , Series 2024-C, Class A3
2,025,000 4.070
07/15/29
2,029,974
GM Financial Automobile Leasing Trust , Series 2024-3, Class A3
2,700,000 4.210
10/20/27
2,702,928
GM Financial Consumer Automobile Receivables Trust , Series
2025-1, Class A3
2,475,000 4.620
12/17/29
2,499,528
GMF Floorplan Owner Revolving Trust , Series 2023-1, Class A1
1,500,000 5.340
06/15/28
(b)
1,509,099
Hyundai Auto Lease Securitization Trust , Series 2024-B, Class A3
2,400,000 5.410
05/17/27
(b)
2,412,615
Hyundai Auto Lease Securitization Trust , Series 2024-C, Class A3
4,000,000 4.620
04/17/28
(b)
4,020,757
Hyundai Auto Receivables Trust , Series 2022-C, Class A3
707,947 5.390
06/15/27
709,675
Hyundai Auto Receivables Trust , Series 2023-A, Class A3
707,109 4.580
04/15/27
707,774
Hyundai Auto Receivables Trust , Series 2024-B, Class A3
1,925,000 4.840
03/15/29
1,942,912
M&T Bank Auto Receivables Trust , Series 2025-1A, Class A2A
2,115,190 4.630
05/15/28
(b)
2,119,869
Mercedes-Benz Auto Lease Trust , Series 2024-B, Class A2A
280,318 4.570
12/15/26
280,494
Nelnet Student Loan Trust , Series 2016-1A, Class A
(SOFR + 0.914%)
171,628 4.986
09/25/65
(a)(b)
171,286
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
Nissan Auto Lease Trust , Series 2024-A, Class A3
$ 3,930,881 4.910%
04/15/27
$ 3,941,056
Rhode Island Student Loan Authority , Series 2012-1, Class A1
(SOFR + 1.014%)
218,285 5.223
07/01/31
(a)
218,139
Santander Drive Auto Receivables Trust , Series 2024-4, Class A3
3,523,497 4.850
01/16/29
3,531,298
Santander Drive Auto Receivables Trust , Series 2024-5, Class A2
169,484 4.880
09/15/27
169,551
Santander Drive Auto Receivables Trust , Series 2025-2, Class A2
1,152,996 4.710
06/15/28
1,155,031
Toyota Auto Receivables Owner Trust , Series 2022-D, Class A3
691,590 5.300
09/15/27
694,675
Toyota Auto Receivables Owner Trust , Series 2024-C, Class A3
2,100,000 4.880
03/15/29
2,119,113
Toyota Lease Owner Trust , Series 2024-A, Class A3
1,272,565 5.250
04/20/27
(b)
1,277,579
Toyota Lease Owner Trust , Series 2024-B, Class A3
3,250,000 4.210
09/20/27
(b)
3,253,506
Volkswagen Auto Loan Enhanced Trust , Series 2024-1, Class A2A
1,782,758 4.650
11/22/27
1,786,755
Westlake Automobile Receivables Trust , Series 2025-2A, Class
A2A
1,900,000 4.660
09/15/28
(b)
1,905,280
World Omni Auto Receivables Trust , Series 2023-C, Class A3
1,635,160 5.150
11/15/28
1,643,869
AGL CLO 16 Ltd. , Series 2021-16A, Class AR
(3M U.S. T-Bill MMY +
0.950%)
2,270,000 4.834
01/20/35
(a)(b)
2,271,253
AGL CLO 5 Ltd. , Series 2020-5A, Class A1RR
(3M U.S. T-Bill MMY +
1.200%)
4,000,000 5.084
07/20/34
(a)(b)
4,001,564
Apidos CLO XXIII , Series 2015-23A, Class ARR
(3M U.S. T-Bill MMY +
1.050%)
3,499,491 4.955
04/15/33
(a)(b)
3,503,585
ARES LII CLO Ltd. , Series 2019-52A, Class A1RR
(3M U.S. T-Bill MMY +
0.880%)
1,523,886 4.737
04/22/31
(a)(b)
1,522,291
Bain Capital Credit CLO , Series 2018-2A, Class A1R
(3M U.S. T-Bill MMY +
1.080%)
221,766 4.964
07/19/31
(a)(b)
221,763
Bain Capital Credit CLO Ltd. , Series 2020-4A, Class A1RR
3M U.S. T-Bill MMY +
1.150%
2,790,000 5.037
10/20/36
(a)(b)
2,791,825
CarVal CLO II Ltd. , Series 2019-1A, Class AR2
(3M U.S. T-Bill MMY +
1.020%)
2,330,074 4.904
04/20/32
(a)(b)
2,329,985
CBAM Ltd. , Series 2018-5A, Class A1R
3M U.S. T-Bill MMY +
1.340%
1,880,000 5.452
10/17/38
(a)(b)
1,886,146

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
Dryden 43 Senior Loan Fund , Series 2016-43A, Class AR3
(3M U.S. T-Bill MMY +
1.070%)
$ 4,000,000 4.954%
04/20/34
(a)(b)
$ 3,998,184
Dryden 80 CLO Ltd. , Series 2019-80A, Class ARR
(3M U.S. T-Bill MMY +
0.950%)
9,272,600 4.832
01/17/33
(a)(b)
9,272,665
Dryden 97 CLO Ltd. , Series 2022-97A, Class XR
(3M U.S. T-Bill MMY +
1.050%)
5,000,000 4.934
10/20/38
(a)(b)
5,001,390
Dryden XXVI Senior Loan Fund , Series 2013-26A, Class AR
(3M U.S. T-Bill MMY +
1.162%)
14,903 5.066
04/15/29
(a)(b)
14,913
Fort Greene Park CLO LLC , Series 2025-2A, Class AR
(3M U.S. T-Bill MMY +
0.950%)
6,000,000 4.807
04/22/34
(a)(b)
5,985,150
Golub Capital Partners CLO 53B Ltd. , Series 2021-53A, Class AR
(3M U.S. T-Bill MMY +
0.980%)
1,500,000 4.864
07/20/34
(a)(b)
1,498,523
Invesco CLO Ltd. , Series 2022-2A, Class A1R
(3M U.S. T-Bill MMY +
1.150%)
4,900,000 5.034
07/20/35
(a)(b)
4,902,680
Jamestown CLO XV Ltd. , Series 2020-15A, Class A1R
3M U.S. T-Bill MMY +
1.370%
4,400,000 5.275
07/15/35
(a)(b)
4,402,966
Menlo CLO I Ltd. , Series 2024-1A, Class A1
3M U.S. T-Bill MMY +
1.420%
2,110,000 5.304
01/20/38
(a)(b)
2,118,225
Mountain View CLO LLC , Series 2016-1A, Class AR2
(3M U.S. T-Bill MMY +
1.260%)
787,041 5.172
04/14/33
(a)(b)
787,021
Mountain View CLO XVI Ltd. , Series 2022-1A, Class A1R
(3M U.S. T-Bill MMY +
1.460%)
2,325,000 5.365
04/15/34
(a)(b)
2,325,000
Neuberger Berman Loan Advisers CLO 50 Ltd. , Series 2022-50A,
Class AR
(3M U.S. T-Bill MMY +
1.250%)
3,075,000 5.110
07/23/36
(a)(b)
3,075,898
Park Avenue Institutional Advisers CLO Ltd. , Series 2017-1A,
Class A1R2
3M U.S. T-Bill MMY +
1.070%
2,850,000 4.923
02/14/34
(a)(b)
2,849,430
Regatta VIII Funding Ltd. , Series 2017-1A, Class A1R
3M U.S. T-Bill MMY +
1.550%
1,760,000 5.432
04/17/37
(a)(b)
1,765,794
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
Sculptor CLO XXVIII Ltd. , Series 28A, Class AR
(3M U.S. T-Bill MMY +
1.060%)
$ 7,000,000 4.944%
01/20/35
(a)(b)
$ 6,989,031
Venture 34 CLO Ltd. , Series 2018-34A, Class AR
(3M U.S. T-Bill MMY +
1.280%)
1,432,518 5.185
10/15/31
(a)(b)
1,433,116
Warwick Capital CLO 3 Ltd. , Series 2024-3A, Class A1
3M U.S. T-Bill MMY +
1.650%
5,000,000 5.534
04/20/37
(a)(b)
5,015,500
Zais CLO 13 Ltd. , Series 2019-13A, Class A1AR
(3M U.S. T-Bill MMY +
1.300%)
530,845 5.205
07/15/32
(a)(b)
531,009
Citibank Credit Card Issuance Trust , Series 2023-A1, Class A1
1,300,000 5.230
12/08/27
1,300,292
Discover Card Execution Note Trust , Series 2023-A1, Class A
2,925,000 4.310
03/15/28
2,926,671
Exeter Automobile Receivables Trust , Series 2025-1A, Class A2
208,081 4.700
09/15/27
208,144
Exeter Automobile Receivables Trust , Series 2025-1A, Class A3
450,000 4.670
08/15/28
450,733
Exeter Automobile Receivables Trust , Series 2025-3A, Class A3
1,450,000 4.780
07/16/29
1,459,345
Santander Drive Auto Receivables Trust , Series 2025-1, Class A2
134,627 4.760
08/16/27
134,685
Santander Drive Auto Receivables Trust , Series 2025-1, Class A3
1,575,000 4.740
01/16/29
1,578,757
Toyota Auto Receivables Owner Trust , Series 2023-B, Class A3
1,504,011 4.710
02/15/28
1,508,670
TOTAL ASSET-BACKED SECURITIES
(Cost $161,684,333)
161,952,795
a
U.S. Treasury Notes – 6.4%
U.S. Treasury Notes
8,490,000 4.125
(c)
02/28/27
8,543,726
26,074,600 3.875
(c)
03/31/27
26,171,361
14,056,200 4.375
(c)
07/15/27
14,239,589
10,253,000 2.250
(c)
08/15/27
10,036,325
16,178,500 3.875
(c)
10/15/27
16,282,144
TOTAL U.S. TREASURY NOTES
(Cost $75,045,189)
75,273,145
a
Certificate of Deposits – 6.0%
Banco Santander SA
SOFR + 0.190%
4,005,000 4.200
03/04/26
(a)
4,006,712
Barclays PLC
SOFR + 0.250%
1,585,000 4.260
05/05/26
(a)
1,586,306
(SOFR + 0.370%)
5,500,000 4.490
10/09/26
(a)
5,509,717
Bayerische Landesbank
(SOFR + 0.390%)
3,489,000 4.440
01/28/26
(a)
3,490,675
Landesbank Hessen
5,505,000 4.540
12/16/25
5,506,321

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Certificate of Deposits – (continued)
Mizuho Bank Ltd.
SOFR + 0.190%
$ 8,633,000 4.200%
03/17/26
(a)
$ 8,632,914
National Bank of Kuwait
(SOFR + 0.590%)
4,866,000 4.640
03/26/26
(a)
4,870,039
5,500,000 4.420
08/19/26
5,511,660
(SOFR + 0.520%)
1,830,000 4.570
08/24/26
(a)
1,832,178
Natixis SA
(SOFR + 0.620%)
4,667,000 4.740
10/29/26
(a)
4,677,781
Nordea Bank ABP , Series YCd
(SOFR + 0.400%)
8,671,000 4.520
02/19/27
(a)
8,671,780
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.150%
7,000,000 4.160
01/16/26
(a)
7,000,575
Standard Chartered Bank
(SOFR + 0.440%)
9,350,000 4.560
10/30/26
(a)
9,370,092
TOTAL CERTIFICATE OF DEPOSITS
(Cost $70,592,913)
70,666,750
a
Mortgage-Backed Securities – 5.3%
a
BBCMS Mortgage Trust , Series 2018-C2, Class ASB
312,012 4.236
12/15/51
311,746
BMARK , Series 2023-V4, Class A3
4,450,000 6.841
11/15/56
(a)
4,712,193
BX Trust , Series 2021-ARIA, Class A
(1M U.S. T-Bill MMY +
1.014%)
1,300,000 4.973
10/15/36
(a)(b)
1,298,142
Citigroup Commercial Mortgage Trust , Series 2023-SMRT, Class
A
3,150,000 6.015
10/12/40
(a)(b)
3,241,334
DBJPM Mortgage Trust , Series 2016-C3, Class ASB
21,960 2.756
08/10/49
21,875
Federal Home Loan Mortgage Corporation
8,475,737 6.500
06/01/54
8,901,258
FHLMC REMIC , Series 2003-2682, Class FB
(SOFR + 1.014%)
88,709 5.157
10/15/33
(a)
89,126
FHLMC REMIC , Series 2003-2711, Class FA
(SOFR + 1.114%)
92,198 5.257
11/15/33
(a)
93,025
FHLMC REMIC , Series 2005-3033, Class FG
(SOFR + 0.464%)
287,590 4.607
09/15/35
(a)
284,586
FHLMC REMIC , Series 2007-3298, Class FC
(SOFR + 0.534%)
70,713 4.677
04/15/37
(a)
69,832
FHLMC REMIC , Series 2007-3314, Class FC
(SOFR + 0.514%)
15,082 4.657
12/15/36
(a)
14,941
FHLMC REMIC , Series 2007-3316, Class FB
(SOFR + 0.414%)
362,550 4.557
08/15/35
(a)
358,531
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FHLMC REMIC , Series 2007-3371, Class FA
(SOFR + 0.714%)
$ 77,840 4.857%
09/15/37
(a)
$ 77,477
FHLMC REMIC , Series 2009-3593, Class CF
(SOFR + 0.714%)
816,822 4.857
02/15/36
(a)
815,522
FHLMC REMIC , Series 2012-4040, Class FW
(SOFR + 0.484%)
205,288 4.627
05/15/32
(a)
205,109
FHLMC REMIC , Series 2012-4057, Class FE
(SOFR + 0.564%)
554,565 4.707
06/15/42
(a)
548,861
FHLMC REMIC , Series 2012-4068, Class UF
(SOFR + 0.614%)
139,125 4.757
06/15/42
(a)
137,382
FHLMC REMIC , Series 2012-4098, Class MF
(SOFR + 0.414%)
65,795 4.557
11/15/41
(a)
65,552
FHLMC REMIC , Series 2012-4107, Class MF
(SOFR + 0.514%)
1,185,546 4.657
09/15/42
(a)
1,171,197
FHLMC REMIC , Series 2012-4126, Class GF
(SOFR + 0.514%)
1,740,268 4.657
11/15/42
(a)
1,717,650
FHLMC REMIC , Series 2013-4203, Class QF
(SOFR + 0.364%)
725,194 4.507
05/15/43
(a)
714,951
FHLMC REMIC , Series 2013-4215, Class NF
(SOFR + 0.464%)
545,945 4.607
06/15/43
(a)
534,683
FHLMC REMIC , Series 2013-4248, Class FL
(SOFR + 0.564%)
50,002 4.707
05/15/41
(a)
49,654
FHLMC REMIC , Series 2013-4263, Class FB
(SOFR + 0.514%)
36,528 4.657
11/15/43
(a)
36,143
FHLMC REMIC , Series 2013-4272, Class FD
(SOFR + 0.464%)
36,056 4.607
11/15/43
(a)
35,624
FHLMC REMIC , Series 2018-4787, Class ZS
567,069 5.000
07/01/48
578,269
FHLMC REMIC , Series 2018-4818, Class FC
(SOFR + 0.414%)
159,133 4.557
04/15/48
(a)
153,960
FHLMC REMIC , Series 2018-4852, Class BF
(SOFR + 0.514%)
1,055,579 4.657
12/15/48
(a)
1,031,062
FHLMC REMIC , Series 2019-4897, Class F
(SOFR + 0.514%)
797,530 4.657
07/15/49
(a)
785,552
FHLMC REMIC , Series 2019-4903, Class F
(SOFR + 0.564%)
127,926 4.707
09/15/48
(a)
124,750
FHLMC REMIC , Series 2019-4906, Class NF
(SOFR + 0.514%)
911,804 4.829
03/15/38
(a)
890,574
FHLMC REMIC , Series 2019-4942, Class FA
(SOFR + 0.614%)
818,981 4.686
01/25/50
(a)
806,481

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FHLMC REMIC , Series 2020-5002, Class FJ
(SOFR + 0.514%)
$ 142,584 4.586%
07/25/50
(a)
$ 140,051
FHLMC STRIPS , Series 2006-239, Class F22
(SOFR + 0.464%)
114,962 4.607
08/15/36
(a)
113,644
FHLMC STRIPS , Series 2006-239, Class F30
(SOFR + 0.414%)
287,403 4.557
08/15/36
(a)
283,742
FNMA REMIC , Series 2002-53, Class FY
(SOFR + 0.614%)
111,794 4.686
08/25/32
(a)
111,584
FNMA REMIC , Series 2004-54, Class FL
(SOFR + 0.514%)
36,624 4.586
07/25/34
(a)
36,594
FNMA REMIC , Series 2004-54, Class FN
(SOFR + 0.564%)
147,150 4.636
07/25/34
(a)
147,103
FNMA REMIC , Series 2005-120, Class FE
(SOFR + 0.634%)
229,063 4.706
01/25/36
(a)
227,812
FNMA REMIC , Series 2005-87, Class FE
(SOFR + 0.564%)
243,120 4.636
10/25/35
(a)
241,643
FNMA REMIC , Series 2006-110, Class AF
(SOFR + 0.444%)
1,440,553 4.516
11/25/36
(a)
1,424,280
FNMA REMIC , Series 2006-16, Class FC
(SOFR + 0.414%)
46,702 4.486
03/25/36
(a)
46,333
FNMA REMIC , Series 2006-36, Class FB
(SOFR + 0.414%)
31,780 4.486
05/25/36
(a)
31,370
FNMA REMIC , Series 2006-42, Class PF
(SOFR + 0.524%)
50,787 4.596
06/25/36
(a)
50,443
FNMA REMIC , Series 2006-44, Class FP
(SOFR + 0.514%)
570,838 4.586
06/25/36
(a)
566,518
FNMA REMIC , Series 2006-61, Class FD
(SOFR + 0.474%)
97,190 4.546
07/25/36
(a)
96,180
FNMA REMIC , Series 2006-79, Class DF
(SOFR + 0.464%)
225,074 4.536
08/25/36
(a)
223,212
FNMA REMIC , Series 2006-88, Class AF
(SOFR + 0.574%)
246,039 4.646
09/25/36
(a)
244,411
FNMA REMIC , Series 2007-35, Class PF
(SOFR + 0.364%)
41,960 4.436
04/25/37
(a)
41,328
FNMA REMIC , Series 2007-67, Class FB
(SOFR + 0.434%)
97,509 4.506
07/25/37
(a)
96,329
FNMA REMIC , Series 2008-1, Class CF
(SOFR + 0.814%)
37,424 4.886
02/25/38
(a)
37,416
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA REMIC , Series 2009-110, Class FG
(SOFR + 0.864%)
$ 106,664 4.936%
01/25/40
(a)
$ 107,128
FNMA REMIC , Series 2010-113, Class FA
(SOFR + 0.514%)
83,733 4.586
10/25/40
(a)
83,194
FNMA REMIC , Series 2010-116, Class FE
(SOFR + 0.514%)
109,698 4.586
10/25/40
(a)
108,909
FNMA REMIC , Series 2010-141, Class FB
(SOFR + 0.584%)
70,047 4.656
12/25/40
(a)
69,644
FNMA REMIC , Series 2010-15, Class FJ
(SOFR + 1.044%)
207,165 5.116
06/25/36
(a)
208,881
FNMA REMIC , Series 2010-39, Class FE
(SOFR + 0.884%)
343,899 4.956
06/25/37
(a)
345,240
FNMA REMIC , Series 2010-39, Class FG
(SOFR + 1.034%)
156,029 5.106
03/25/36
(a)
157,219
FNMA REMIC , Series 2010-46, Class WF
(SOFR + 0.864%)
1,169,871 4.936
05/25/40
(a)
1,168,155
FNMA REMIC , Series 2010-49, Class FB
(SOFR + 0.864%)
102,296 4.936
05/25/40
(a)
102,439
FNMA REMIC , Series 2010-59, Class FN
(SOFR + 0.844%)
1,170,726 4.916
06/25/40
(a)
1,170,987
FNMA REMIC , Series 2011-53, Class FT
(SOFR + 0.694%)
96,244 4.766
06/25/41
(a)
95,802
FNMA REMIC , Series 2011-87, Class FJ
(SOFR + 0.664%)
104,334 4.736
09/25/41
(a)
103,114
FNMA REMIC , Series 2012-101, Class FC
(SOFR + 0.614%)
90,939 4.686
09/25/42
(a)
89,563
FNMA REMIC , Series 2012-14, Class BF
(SOFR + 0.714%)
465,452 4.786
03/25/42
(a)
461,581
FNMA REMIC , Series 2012-37, Class BF
(SOFR + 0.614%)
99,301 4.686
12/25/35
(a)
98,805
FNMA REMIC , Series 2013-10, Class KF
(SOFR + 0.414%)
65,017 4.486
02/25/43
(a)
64,080
FNMA REMIC , Series 2013-130, Class FB
(SOFR + 0.564%)
68,141 4.636
01/25/44
(a)
67,363
FNMA REMIC , Series 2013-19, Class DF
(SOFR + 0.414%)
260,598 4.486
09/25/41
(a)
259,694
FNMA REMIC , Series 2013-2, Class QF
(SOFR + 0.614%)
42,106 4.686
02/25/43
(a)
41,882

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA REMIC , Series 2014-17, Class FE
(SOFR + 0.664%)
$ 604,410 4.736%
04/25/44
(a)
$ 595,599
FNMA REMIC , Series 2014-28, Class FD
(SOFR + 0.564%)
1,134,445 4.636
05/25/44
(a)
1,123,435
FNMA REMIC , Series 2014-47, Class AF
(SOFR + 0.464%)
210,064 4.779
08/25/44
(a)
208,430
FNMA REMIC , Series 2015-27, Class KF
(SOFR + 0.414%)
46,130 4.486
05/25/45
(a)
45,872
FNMA REMIC , Series 2015-87, Class BF
(SOFR + 0.414%)
247,438 4.486
12/25/45
(a)
245,160
FNMA REMIC , Series 2016-49, Class EF
(SOFR + 0.514%)
552,791 4.586
08/25/46
(a)
548,561
FNMA REMIC , Series 2017-16, Class FA
(SOFR + 0.564%)
558,536 4.636
03/25/47
(a)
546,351
FNMA REMIC , Series 2017-91, Class GF
(SOFR + 0.464%)
1,310,769 4.536
11/25/47
(a)
1,275,413
FNMA REMIC , Series 2018-15, Class JF
(SOFR + 0.414%)
720,814 4.486
03/25/48
(a)
698,930
FNMA REMIC , Series 2018-3385, Class MA
659,094 4.500
06/01/48
656,398
FNMA REMIC , Series 2019-41, Class FM
(SOFR + 0.564%)
846,825 4.636
08/25/49
(a)
832,640
FNMA REMIC , Series 2019-6, Class KF
(SOFR + 0.564%)
1,357,014 4.636
03/25/49
(a)
1,338,748
Government National Mortgage Association , Series 2004-59,
Class FP
(1M U.S. T-Bill MMY +
0.414%)
237,125 4.373
08/16/34
(a)
236,256
Government National Mortgage Association , Series 2005-4, Class
FA
(1M U.S. T-Bill MMY +
0.484%)
183,364 4.443
01/16/35
(a)
182,929
Government National Mortgage Association , Series 2007-59,
Class FA
(1M U.S. T-Bill MMY +
0.614%)
81,739 4.574
10/20/37
(a)
81,509
Government National Mortgage Association , Series 2013-99,
Class PF
(1M U.S. T-Bill MMY +
0.414%)
1,204,618 4.374
07/20/43
(a)
1,187,279
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
Government National Mortgage Association , Series 2019-110,
Class F
(1M U.S. T-Bill MMY +
0.564%)
$ 1,323,521 4.524%
09/20/49
(a)
$ 1,306,098
Government National Mortgage Association , Series 2019-56,
Class FB
(1M U.S. T-Bill MMY +
0.564%)
1,507,465 4.524
05/20/49
(a)
1,483,434
Government National Mortgage Association , Series 2019-58,
Class FA
(1M U.S. T-Bill MMY +
0.514%)
634,577 4.474
05/20/49
(a)
624,463
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series
2024-OMNI, Class A
4,800,000 5.990
10/05/39
(a)(b)
4,900,796
LCCM , Series 2017-LC26, Class A4
900,000 3.551
07/12/50
(b)
886,202
Morgan Stanley Bank of America Merrill Lynch Trust , Series
2016-C29, Class A3
1,635,799 3.058
05/15/49
1,632,450
Morgan Stanley Capital I , Series 2017-HR2, Class ASB
1,476,132 3.509
12/15/50
1,464,544
Morgan Stanley Capital I Trust , Series 2016-BNK2, Class ASB
84,758 2.860
11/15/49
84,213
ONE PARK Mortgage Trust , Series 2021-PARK, Class A
(1M U.S. T-Bill MMY +
0.814%)
908,000 4.773
03/15/36
(a)(b)
890,777
UBS Commercial Mortgage Trust , Series 2017-C2, Class ASB
227,771 3.264
08/15/50
226,403
Wells Fargo Commercial Mortgage Trust , Series 2024-1CHI, Class
A
1,018,000 5.484
07/15/35
(a)(b)
1,028,477
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $63,546,759)
63,172,082
a
U.S. Government Agency Obligations – 1.1%
Federal Home Loan Mortgage Corporation
SOFR + 0.140%
9,447,000 4.190
10/06/27
(a)
9,444,340
3,036,000 4.190
10/14/27
(a)
3,036,213
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,483,000)
12,480,553
Aaa a
Short-Term Investment – 9.3%
Commercial Paper – 9.3%
Air Lease Corp.
$ 3,029,000 4.350% 3,026,849
Albion Capital LLC
3,000,000 4.170 2,972,580
Alimentation Couche-Tard, Inc.
3,882,000 4.184 3,876,682
ANZ New Zealand International Ltd.
2,668,000 4.189 2,618,188
Atlantic Asset Securitization LLC

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Principal
Amount Interest Rate Maturity Date Value
Aaa (continued) a (continued)
Short-Term Investment - (continued)
Commercial Paper – (continued)
$ 2,883,000 4.220% $ 2,883,115
Banco Bilbao Vizcaya Argentaria
8,400,000 4.000 8,399,916
Barclays PLC
2,816,000 4.190 2,815,997
Fidelity National Information Services, Inc.
1,686,000 4.214 1,683,909
First Abu Dhabi Bank P.J.S.C.
3,980,000 4.725 3,946,926
General Motors Financial Co., Inc.
1,688,000 4.219 1,642,357
HSBC Holdings PLC
2,299,000 –
(d)
2,298,655
Korea Development Bank (The)
5,111,000 4.060 5,111,102
Macquarie Bank Ltd.
3,940,000 4.180 3,940,355
1,019,000 4.350 1,019,075
National Bank of Canada
5,135,000 4.189 5,036,921
1,457,000 4.430 1,457,113
National Bank of Canada, GMTN
(SOFRINDX + 0.900%)
2,437,000 5.053
(a)
2,438,242
National Bank of Kuwait
5,000,000 4.503 4,916,450
National Bank of Kuwait
(SOFR + 0.630%)
5,500,000 4.760
(a)
5,499,990
Natwest Markets PLC
1,907,000 4.018 1,865,084
ORACLE Corp.
3,395,000 4.326 3,376,769
7,697,000 4.414 7,654,743
Penske Truck Leasing Co.
1,656,000 4.120 1,613,226
Royal Bank of Canada
5,869,000 4.210 5,868,824
Societe Generale
7,000,000 4.224 6,862,730
Starbird Funding Corp.
895,000 4.220 895,005
Telus Corp.
5,259,000 4.826 5,200,835
VW Credit, Inc.
3,008,000 4.416 2,971,393
8,589,000 4.293 8,305,563
TOTAL SHORT-TERM INVESTMENT
(Cost $110,167,454)
110,198,594
Shares
Dividend
Rate Value
aa a
Investment Company – 1.8%
(e)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
21,462,182 3.928% $ 21,462,182
(Cost $21,462,182)
TOTAL INVESTMENTS – 98.6%
(Cost $1,164,090,655)
$ 1,166,195,365
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.4%
16,390,812
NET ASSETS – 100.0%
$ 1,182,586,177
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2025.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(d) Zero coupon bond until next reset date.
(e) Represents an affiliated issuer.
Investment Abbreviations:
BA — Banker Acceptance Rate
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
LP — Limited Partnership
MMY — Money Market Yield
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
T-Bill — Treasury Bill

Goldman Sachs Active Fixed Income ETFs
Schedule of Investments
November 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).
GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated the Advisor as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”.) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-
denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.
ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Goldman Sachs Active Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts— A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Active Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
ii. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member
(“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the
Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade.
The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.
The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of
November 30, 2025:
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Active Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Core Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Asset-Backed Securities $ — $ 2,166,184 $ —
Collateralized Mortgage Obligations — 390,830 —
Corporate Obligations — 4,976,047 —
Foreign Corporate Debt — 305,082 —
Mortgage-Backed Securities — 8,736,137 —
Sovereign Debt Obligations — 344,663 —
U.S. Treasury Bonds 169,234 — —
U.S. Treasury Notes 7,707,604 — —
Investment Company 4,075,210 — —
Total
$ 11,952,048 $ 16,918,943 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
(a)
Credit Default Swap Contracts $ — $ 11,864 $ —
Futures Contracts 17,557 — —
Total
$ 17,557 $ 11,864 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(a)
$ (4,943) $ — $ —
€ 1.00 € 1.00 € 1.00
Corporate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 24,874,540 $ —
Foreign Corporate Debt — 2,387,387 —
Sovereign Debt Obligations — 819,243 —
U.S. Treasury Bonds 80,889 — —
U.S. Treasury Notes 358,734 — —
Investment Company 1,468,862 — —
Total
$ 1,908,485 $ 28,081,170 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
(a)
Credit Default Swap Contracts $ — $ 19,616 $ —
Futures Contracts 32,801 — —
Total
$ 32,801 $ 19,616 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(a)
$ (3,568) $ — $ —
€ 1.00 € 1.00 € 1.00
Ultra Short Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Asset-Backed Securities $ — $ 161,952,795 $ —
Certificate of Deposit — 70,666,750 —
Corporate Obligations — 346,689,799 —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Active Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the
Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Foreign Corporate Debt $ — $ 298,512,634 $ —
Mortgage-Backed Securities — 63,172,082 —
U.S. Government Agency Obligations — 12,480,553 —
U.S. Treasury Notes 75,273,145 — —
Short-Term Investment — 110,198,594 —
Investment Company 21,462,182 — —
Total
$ 96,735,327 $ 1,063,673,207 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Active Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Cboe BZX and
NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a
Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV.
Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including "extension risk" (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and "prepayment risk" (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Non-Diversification Risk — Goldman Sachs Core Bond ETF and Goldman Sachs Corporate bond ETF are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified funds.
Thus, the Funds may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Active Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
U.S. Government Securities Risk — The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government securities issued by the Federal
National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal
Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of the U.S.
Government Securities will not have the Funds to meet their payment obligations in the future.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)